Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties Transactions [Line Items]
Trade payable balances	$ 3,633	$ 1,233
Trade receivables balances due from related parties	823	1,008
Sapiens [Member]
Related Parties Transactions [Line Items]
Services obtained from Asseco	168	165	$ 181
Services amounts	3,900	3,500	2,900
Fees paid for board services in affiliates	32	28	29
Matrix [Member]
Related Parties Transactions [Line Items]
Fees paid for board services in affiliates	29	27	33
Magic Software [Member]
Related Parties Transactions [Line Items]
Services amounts	$ 303	$ 224	$ 240